Asset Impairment Charges (Reversals) - Disclosure of Fair Value Less Cost of Disposal (Details)	Dec. 31, 2023	Dec. 31, 2022
Canada | Wind and Solar | Contract Discount Rate
Disclosure of detailed information about property, plant and equipment [line items]
Current year contract and merchant discount rates	6.40%
Prior period contract and merchant discount rates		6.40%
Canada | Wind and Solar | Merchant Discount Rate
Disclosure of detailed information about property, plant and equipment [line items]
Current year contract and merchant discount rates	7.00%
Prior period contract and merchant discount rates		7.10%
Canada | Hydro | Contract Discount Rate
Disclosure of detailed information about property, plant and equipment [line items]
Current year contract and merchant discount rates	6.10%
Prior period contract and merchant discount rates		5.90%
Canada | Hydro | Merchant Discount Rate
Disclosure of detailed information about property, plant and equipment [line items]
Current year contract and merchant discount rates	6.40%
Prior period contract and merchant discount rates		6.40%
US | Wind and Solar | Contract Discount Rate
Disclosure of detailed information about property, plant and equipment [line items]
Current year contract and merchant discount rates	6.90%
Prior period contract and merchant discount rates		6.50%
US | Wind and Solar | Merchant Discount Rate
Disclosure of detailed information about property, plant and equipment [line items]
Current year contract and merchant discount rates	7.50%
Prior period contract and merchant discount rates		7.70%